Putnam
New
Opportunities
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges ahead and are confident that Putnam and your Board will continue to meet those challenges successfully, as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000


REPORT FROM FUND MANAGEMENT

Daniel L. Miller
Jeffrey R. Lindsey

For Putnam New Opportunities Fund and the U.S. stock market, the 12-month period ended June 30, 2000, was a study in contrasts. In our last report six months ago, we highlighted the skyrocketing performance of technology stocks and record-breaking returns for U.S. market indexes. This momentum continued into 2000 but reversed sharply in mid March, leading to a series of double-digit losses and a correction in the Nasdaq Composite Index, a common measure of technology stocks. In the final month of the period, the markets began a gradual recovery as investors took advantage of buying opportunities, and inflation fears diminished as the economy showed signs of slowing. Throughout this volatile period, we remained focused on finding the sectors and stocks that offer the most compelling long-term growth prospects.

Total return for 12 months ended 6/30/00

      Class A           Class B          Class C          Class M
    NAV     POP       NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
   60.49%  51.26%    59.53%  54.53%   59.34%  58.34%   59.71%  54.12%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* SHARP MARKET DECLINES DAMPEN SHORT-TERM PERFORMANCE

Not surprisingly, the stocks that delivered the strongest performance in the first half of the period were also hardest hit by the market's downturn in the latter half. Your fund targets the economy's fastest-growing sectors, including technology and related industries such as telecommunications, wireless, software, media, and Internet infrastructure. These rapidly changing and emerging sectors, by their very nature, are prone to volatility. However, we continue to believe they also offer the greatest potential long-term returns. In the wake of the market decline, many of these stocks were selling below their long-term fundamental values. We took advantage of their attractive prices to add significantly to the portfolio's holdings.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                   12.7%

Semiconductors             11.9%

Telecommunications         11.8%

Media                      11.0%

Communications
equipment                  10.3%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


* TECHNOLOGY REMAINS KEY GROWTH DRIVER

While the mood of the markets has changed significantly over the past 12 months, the major growth themes have not. In technology, the long-term growth potential is explosive as consumers and businesses demand better, faster, and more sophisticated systems for sending, receiving, and storing information. Companies that wish to remain competitive are recognizing that new technology is essential for improving efficiency, increasing productivity, and cutting costs. Today, technology represents nearly half of all business equipment spending by U.S. companies. Consumers are also embracing technology: the latest data indicate that spending on information technology as a percentage of disposable income has nearly tripled in the past 12 years.

With this background in mind, we focused on the companies that should benefit most from these trends. One important term that has entered the vocabulary of the marketplace is "bandwidth," and it is key to understanding future technology growth trends. Bandwidth refers to the amount of data that can be sent through a computer network; the higher the bandwidth, the faster the network functions. With the explosive growth in Internet usage comes a huge demand for more bandwidth. Among the companies profiting from this demand are those that provide the equipment to increase bandwidth and those that provide the networks to deliver that bandwidth. Examples within the fund's portfolio include large companies such as networking giant Cisco Systems as well as smaller firms such as Efficient Networks, Inc., which develops and supplies digital subscriber line (DSL) equipment. DSL allows for high-speed Internet access and more efficient electronic commerce, remote access, and telecommuting capabilities.

"Despite recent declines, our outlook remains extremely positive. Strong global demand for broadband, wireless and Internet solutions is expected to continue its positive impact on technology industries such as semiconductors, communications, fiber optics, and computer storage."

-- Daniel L. Miller, manager, Putnam New Opportunities Fund


These equipment suppliers, in turn, are dependent on semiconductors to manufacture their products. Strong-performing semiconductor stocks in the portfolio included Broadcom Corporation, Applied Micro Circuits Corporation, and PMC-Sierra, Inc. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG GROWTH PROSPECTS FOR SOFTWARE, BUSINESS SERVICES

Throughout the business world -- from traditional manufacturers and established blue-chip giants to emerging firms with revolutionary new products -- competitive companies must develop e-commerce strategies to bring their products and services to the Internet. As a result, businesses that provide e-commerce support have outstanding growth potential. In the software sector, it includes companies such as fund holding Portal Software, Inc. Portal's products allow businesses to manage online customer relationships efficiently and deal with complex Internet accounting, billing, reporting, and marketing needs.

As increasing amounts of data fly across corporate networks, businesses also need more efficient methods for storing and managing the information. Another company in the fund's portfolio, Brocade Communications Systems, Inc., is benefiting from this demand. Brocade products allow businesses to improve the performance and increase the size and scope of their computer servers and storage systems. In the business services sector, the fund focused on consulting firms that help companies incorporate all aspects of technology, from Internet to wireless to networking, into their business plans. Internet consulting firms in the portfolio included Sapient Corporation, Viant Corporation, and Proxicom, Inc.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

General Electric Co.
Conglomerates

Viacom, Inc. Class B
Entertainment

VERITAS Software Corp.
Software

Metromedia Fiber Network, Inc.
Class A
Telecommunications

Clear Channel
Communications, Inc.
Media

Cisco Systems, Inc.
Communications Equipment

AT&T Corp. - Liberty Media Group
Class A
Media

Nextlink Communications, Inc.
Class A
Telecommunications

Nokia Oyj AB ADR (Finland)
Communications Equipment

Pfizer, Inc.
Pharmaceuticals

Footnote reads:
These holdings represent 19.9% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


* FLEXIBILITY VITAL TO TARGETING GROWTH TRENDS

A fundamental aspect of your fund's strategy is its flexibility to shift to accommodate changing growth themes. Our current focus on technology-related industries is a reflection of the market's direction as well as our intensive research and stock selection process. The fund's investments in the health-care sector provide an illustration of how growth themes can change. Just two years ago, health-care companies offered remarkable growth potential and represented nearly 20% of the fund's net assets. Today, health care represents a significantly smaller segment of the portfolio -- approximately 8%. As the global economy strengthened in recent years, the health-care sector suffered as investors sought opportunities in industries that offered more growth potential. In addition, uncertainty about potential Medicare reform and drug reimbursement programs have dampened performance of drug and health-care services stocks. During the fiscal year, we limited our health-care investments to the fastest-growing industries, such as biotechnology, specialty pharmaceuticals, and medical technology.

* GROWTH STOCK OUTLOOK POSITIVE FOR FISCAL 2001

As we entered the a new fiscal year, several factors contributed to our positive outlook for the stocks in which your fund invests. The Federal Reserve Board's series of interest rate increases over the past year should lower the risk of inflationary pressures in the market. Businesses were continuing to invest heavily in technology equipment in a drive to enhance productivity, and the earnings outlook for most U.S. corporations remained extremely positive. As always, we remain focused on targeting stocks of companies with a proprietary advantage or market leadership in a particular sector, superior management teams, sound business models, and a record of strong performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small or midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Opportunities Fund is designed for investors seeking long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential.

TOTAL RETURN FOR PERIODS ENDED 6/30/00

                     Class A        Class B          Class C         Class M
(inception dates)   (8/31/90)       (3/1/93)        (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           60.49%  51.26%  59.53%  54.53%  59.34%  58.34%  59.71%  54.12%
------------------------------------------------------------------------------
5 years         280.32  258.49  267.22  265.22  266.34  266.34  270.78  257.79
Annual average   30.63   29.09   29.71   29.57   29.65   29.65   29.96   29.04
------------------------------------------------------------------------------
Life of fund   1323.07 1241.38 1223.07 1223.07 1222.35 1222.35 1250.50 1202.93
Annual average   31.01   30.23   30.05   30.05   30.04   30.04   30.32   29.84
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                                Russell Midcap    Consumer
                                 Growth Index    price index
-------------------------------------------------------------
1 year                               48.59%         3.67%
-------------------------------------------------------------
5 years                             222.22         12.98
Annual average                       26.35          2.47
-------------------------------------------------------------
Life of fund                        610.10         30.93
Annual average                       22.06          2.78
-------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Recent returns reflect favorable market conditions that may not be sustainable. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 11/7/90

                Fund's class A    Russell MidCap     Consumer price
Date             shares at POP     Growth Index          index

8/31/90              9,426            10,000            10,000
6/30/91             12,841            12,828            10,334
6/30/92             16,545            14,391            10,653
6/30/93             24,176            17,077            10,973
6/30/94             25,867            17,432            11,246
6/30/95             35,270            22,038            11,588
6/30/96             51,260            27,237            11,915
6/30/97             53,444            32,028            12,188
6/30/98             70,948            39,720            12,386
6/30/99             83,585            47,788            12,629
6/30/00           $134,138           $71,010           $13,093

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $132,307 and $132,235, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $135,050 ($130,293 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/00

                        Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)     1             1             1             1
------------------------------------------------------------------------------
Income                     --            --            --            --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
  Long-term             $7.300        $7.300        $7.300        $7.300
------------------------------------------------------------------------------
  Short-term               --            --            --            --
------------------------------------------------------------------------------
  Total                 $7.300        $7.300        $7.300        $7.300
------------------------------------------------------------------------------
Share value:         NAV      POP       NAV           NAV       NAV      POP
------------------------------------------------------------------------------
6/30/99            $65.61  $ 69.61    $62.51        $   --    $64.05   $66.37
------------------------------------------------------------------------------
7/26/99*               --       --        --         65.31        --       --
------------------------------------------------------------------------------
6/30/00             96.61   102.50     91.07         95.94     93.63    97.03
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

*Inception of class C shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminvestments.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended June 30, 2000

To the Trustees and Shareholders of
Putnam New Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam New Opportunities Fund (the "fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000




THE FUND'S PORTFOLIO
June 30, 2000

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,448,600 General Motors Corp. Class H (NON)                                             $    127,114,650

Airlines (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,779,380 Ryanair Holdings, PLC ADR (Ireland) (NON)                                           101,447,370

Banking (0.5%)
-------------------------------------------------------------------------------------------------------------------
          3,290,520 National Commerce Bancorporation                                                     52,853,978
          2,310,000 TCF Financial Corp.                                                                  59,338,125
          1,602,900 Zions Bancorp                                                                        73,558,083
                                                                                                   ----------------
                                                                                                        185,750,186

Biotechnology (3.2%)
-------------------------------------------------------------------------------------------------------------------
          4,551,900 Amgen, Inc. (NON)                                                                   319,770,975
            825,000 Biovail Corporation (Canada) (NON)                                                   45,735,938
            650,000 Cephalon, Inc. (NON)                                                                 38,918,750
          1,792,300 Genentech, Inc. (NON)                                                               308,275,600
            807,500 Medimmune, Inc. (NON)                                                                59,755,000
            720,000 Millennium Pharmaceuticals, Inc.                                                     80,550,000
          2,390,260 Sepracor, Inc. (NON)                                                                288,325,113
          1,140,000 Transkaryotic Therapies, Inc. (NON) (AFF)                                            41,895,000
                                                                                                   ----------------
                                                                                                      1,183,226,376

Commercial and Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            311,000 Macrovision Corp. (NON)                                                              19,879,703

Communications Equipment (10.3%)
-------------------------------------------------------------------------------------------------------------------
          4,140,760 ADC Telecommunications, Inc. (NON)                                                  347,306,245
          2,025,000 Advanced Fibre Communications (NON)                                                  91,757,813
          1,948,514 Brocade Communications Systems, Inc. (NON)                                          357,521,873
         11,108,200 Cisco Systems, Inc. (NON)                                                           706,064,963
          4,100,000 Comverse Technology, Inc. (NON)                                                     381,300,000
            495,000 Crossroads Systems, Inc. (NON)                                                       12,498,750
          1,380,000 Efficient Networks, Inc. (NON)                                                      101,516,250
             90,300 Extreme Networks, Inc. (NON)                                                          9,526,650
          2,240,000 Finisar Corp. (NON)                                                                  58,660,000
          2,252,600 Juniper Networks, Inc. (NON)                                                        327,894,088
         12,336,700 Nokia Oyj AB ADR (Finland)                                                          616,063,956
          4,259,700 Nortel Networks Corp.                                                               290,724,525
          1,529,434 Redback Networks, Inc. (NON)                                                        272,239,252
          1,035,000 Scientific-Atlanta, Inc.                                                             77,107,500
          2,187,200 Tellabs, Inc. (NON)                                                                 149,686,500
                                                                                                   ----------------
                                                                                                      3,799,868,365

Computers-Hardware (2.5%)
-------------------------------------------------------------------------------------------------------------------
          5,567,600 EMC Corp. (NON)                                                                     428,357,225
          5,546,500 Sun Microsystems, Inc. (NON)                                                        504,384,844
                                                                                                   ----------------
                                                                                                        932,742,069

Computers-Software and Services (2.1%)
-------------------------------------------------------------------------------------------------------------------
            437,000 Ariba, Inc. (NON)                                                                    42,846,484
          6,776,940 Parametric Technology Corp. (NON)                                                    74,546,340
          1,550,000 RealNetworks, Inc. (NON)                                                             78,371,875
            503,000 Retek, Inc. (NON)                                                                    16,096,000
          3,244,885 VeriSign, Inc. (NON)                                                                572,722,203
                                                                                                   ----------------
                                                                                                        784,582,902

Computer Services (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,201,600 CheckFree Holdings Corp. (NON)                                                       61,957,500
            521,900 Digex, Inc. (NON)                                                                    35,456,581
          1,179,400 Exodus Communications, Inc. (NON)                                                    54,326,113
             70,577 MarchFirst, Inc. (NON)                                                                1,288,030
          1,223,600 Proxicom, Inc. (NON)                                                                 58,579,850
          1,354,520 Rare Medium Group, Inc. (NON)                                                        21,418,348
            450,000 Sapient Corp. (NON)                                                                  48,121,875
            820,000 Scient Corp. (NON)                                                                   36,182,500
          1,644,453 Viant Corp. (NON)                                                                    48,716,920
          1,059,600 Wireless Facilities, Inc. (NON)                                                      53,973,375
                                                                                                   ----------------
                                                                                                        420,021,092

Conglomerates (3.6%)
-------------------------------------------------------------------------------------------------------------------
         16,995,500 General Electric Co. (SEG)                                                          900,761,500
          9,093,000 Tyco International, Ltd.                                                            430,780,875
                                                                                                   ----------------
                                                                                                      1,331,542,375

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,834,900 Colgate-Palmolive Co.                                                               109,864,638
          3,328,900 Estee Lauder Cos. Class A                                                           164,572,494
                                                                                                   ----------------
                                                                                                        274,437,132

Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
          2,087,840 TMP Worldwide, Inc. (NON)                                                           154,108,690

Electric Utilities (0.8%)
-------------------------------------------------------------------------------------------------------------------
          4,346,000 Calpine Corp. (NON)                                                                 285,749,500

Electronic Manufacturing Services (2.7%)
-------------------------------------------------------------------------------------------------------------------
          3,750,000 Celestica, Inc. (Canada) (NON)                                                      186,093,750
          2,873,800 Flextronics International, Ltd.                                                     197,394,138
          5,803,100 Jabil Circuit, Inc. (NON)                                                           287,978,838
          2,820,000 Sanmina Corp. (NON)                                                                 241,110,000
          2,109,000 SCI Systems, Inc. (NON)                                                              82,646,438
                                                                                                   ----------------
                                                                                                        995,223,164

Electronics (4.2%)
-------------------------------------------------------------------------------------------------------------------
            252,800 Ditech Communications Corp. (NON)                                                    23,905,400
          1,655,000 E-Tek Dynamics, Inc. (NON)                                                          436,609,688
          4,965,000 JDS Uniphase Corp. (NON)                                                            595,179,375
          1,704,800 SDL, Inc. (NON)                                                                     486,187,650
                                                                                                   ----------------
                                                                                                      1,541,882,113

Entertainment (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,737,400 International Speedway Corp. Class A                                                 71,884,925
          2,309,600 SFX Entertainment, Inc. Class A (NON)                                               104,653,750
         12,624,777 Viacom, Inc. Class B (NON)                                                          860,851,982
                                                                                                   ----------------
                                                                                                      1,037,390,657

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
          4,032,000 Intuit, Inc. (NON)                                                                  166,824,000

Insurance (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,784,200 American International Group, Inc.                                                  209,643,500

Investment Banking/Brokerage (1.3%)
-------------------------------------------------------------------------------------------------------------------
            972,300 Merrill Lynch & Co., Inc.                                                           111,814,500
          2,615,100 Morgan Stanley, Dean Witter, Discover and Co.                                       217,707,075
          5,122,950 Schwab (Charles) Corp.                                                              172,259,194
                                                                                                   ----------------
                                                                                                        501,780,769

Lodging/Tourism (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,440,800 Four Seasons Hotels, Inc. (Canada)                                                   89,599,750

Media (11.0%)
-------------------------------------------------------------------------------------------------------------------
          2,987,800 America Online, Inc. (NON)                                                          157,606,450
          5,447,420 AMFM, Inc. (NON)                                                                    375,871,980
         28,319,062 AT&T Corp. - Liberty Media Group Class A (NON)                                      686,737,254
          2,560,000 Citadel Communications Corp. (NON) (AFF)                                             89,440,000
          9,560,300 Clear Channel Communications, Inc. (NON)                                            717,022,500
          1,858,800 CMG Information Services, Inc. (NON)                                                 85,156,275
          1,716,200 CNET Networks, Inc. (NON)                                                            42,154,163
          1,493,400 DoubleClick, Inc. (NON)                                                              56,935,875
          2,954,600 Echostar Communications Corp. Class A (NON)                                          97,824,959
          1,655,512 Entercom Communications Corp. (NON)                                                  80,706,210
         15,693,700 Infinity Broadcasting Corp. Class A (NON)                                           571,839,194
          3,861,800 InfoSpace.com, Inc. (NON)                                                           213,364,450
          2,040,000 Hispanic Broadcasting Corp. (NON)                                                    67,575,000
          2,610,000 Lamar Advertising Co. (NON)                                                         113,045,625
          2,628,800 Lycos, Inc. (NON)                                                                   141,955,200
          3,901,000 Time Warner, Inc.                                                                   296,476,000
          1,256,600 Univision Communications, Inc. Class A (NON)                                        130,058,100
          4,137,800 WestWood One, Inc. (NON)                                                            141,202,425
                                                                                                   ----------------
                                                                                                      4,064,971,660

Medical Technology (1.5%)
-------------------------------------------------------------------------------------------------------------------
          3,853,200 PE Corp.                                                                            253,829,550
          5,386,990 Sybron International Corp. (NON) (AFF)                                              106,729,739
          1,570,000 Waters Corp. (NON)                                                                  195,955,625
                                                                                                   ----------------
                                                                                                        556,514,914

Pharmaceuticals (3.1%)
-------------------------------------------------------------------------------------------------------------------
            513,400 IVAX Corp. (NON)                                                                     21,306,100
          1,950,200 Lilly (Eli) & Co.                                                                   194,776,226
            824,620 Medicis Pharmaceutical Corp. Class A (NON)                                           47,003,340
         12,402,500 Pfizer, Inc.                                                                        595,320,000
          1,311,800 Pharmacia Corp.                                                                      67,803,663
          3,547,400 Schering-Plough Corp.                                                               179,143,700
            568,500 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           29,490,938
                                                                                                   ----------------
                                                                                                      1,134,843,967

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
          8,800,387 J.D. Wetherspoon PLC (United Kingdom)                                                49,947,696

Retail (4.1%)
-------------------------------------------------------------------------------------------------------------------
          7,892,500 Bed Bath & Beyond, Inc. (NON) (AFF)                                                 286,103,125
          4,229,574 Dollar Tree Stores, Inc. (NON)                                                      167,332,521
          6,001,400 Home Depot, Inc. (The)                                                              299,694,913
          4,722,000 Kohls Corp. (NON)                                                                   262,661,250
          1,711,900 Priceline.com, Inc. (NON)                                                            65,025,452
            905,900 Target Corp.                                                                         52,542,200
          2,353,500 TJX Cos., Inc. (The)                                                                 44,128,125
          5,429,900 Wal-Mart Stores, Inc.                                                               312,897,988
          1,045,900 Whole Foods Market, Inc. (NON)                                                       43,208,744
                                                                                                   ----------------
                                                                                                      1,533,594,318

Schools (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,168,300 SmartForce Public Limited Co. ADR (Ireland) (NON)                                    56,078,400

Semiconductors (11.9%)
-------------------------------------------------------------------------------------------------------------------
          2,410,100 Altera Corp. (NON)                                                                  245,679,569
          6,259,800 Analog Devices, Inc. (NON)                                                          475,744,800
          1,976,000 Applied Micro Circuits Corp. (NON)                                                  195,130,000
          1,220,600 Broadcom Corp. (NON)                                                                267,235,113
            573,200 GlobeSpan, Inc. (NON)                                                                69,975,181
          4,288,200 Intel Corp.                                                                         573,278,738
          6,746,000 Linear Technology Corp.                                                             431,322,375
          7,551,300 Maxim Integrated Products, Inc. (NON)                                               513,016,444
          2,536,400 Micrel, Inc. (NON)                                                                  110,174,875
          2,070,000 PMC - Sierra, Inc. (NON)                                                            367,813,125
          1,360,000 QLogic Corp. (NON)                                                                   89,845,000
          1,325,000 RF Micro Devices, Inc. (NON)                                                        116,103,125
            600,000 Semtech Corp. (NON)                                                                  45,890,625
          5,482,800 Texas Instruments, Inc.                                                             376,599,825
          1,014,500 Virata Corp. (NON)                                                                   60,489,563
          2,623,500 Vitesse Semiconductor Corp. (NON)                                                   192,991,219
          3,380,380 Xilinx, Inc. (NON)                                                                  279,092,624
                                                                                                   ----------------
                                                                                                      4,410,382,201

Semiconductor Production Equipment (3.0%)
-------------------------------------------------------------------------------------------------------------------
          5,166,000 Applied Materials, Inc. (NON)                                                       468,168,750
          3,990,900 ASM Lithography Holding NV (Netherlands) (NON)                                      176,098,463
          3,816,260 KLA Tencor Corp. (NON)                                                              223,489,726
          1,615,000 LTX Corp. (NON)                                                                      56,424,063
          2,600,000 Teradyne, Inc. (NON)                                                                191,100,000
                                                                                                   ----------------
                                                                                                      1,115,281,002

Software (12.7%)
-------------------------------------------------------------------------------------------------------------------
            894,734 Agile Software Corp. (NON)                                                           63,246,510
          2,930,430 Amdocs Ltd.                                                                         224,910,503
          4,491,100 BroadVision, Inc. (NON)                                                             228,204,019
            523,000 Check Point Software Technologies Ltd. (Israel)                                     110,745,250
            574,800 E.piphany, Inc. (NON)                                                                61,611,375
          1,464,990 Electronic Arts, Inc. (NON)                                                         106,852,708
          2,398,700 I2 Technologies, Inc. (NON)                                                         250,101,955
            381,606 Informatica Corp. (NON)                                                              31,267,842
            769,800 ISS Group, Inc. (NON)                                                                76,005,722
            655,202 Kana Communications, Inc. (NON)                                                      40,540,624
            688,600 Kana Communications, Inc. (acquired 6/7/00,
                    cost $34,430,000) (NON) (RES)                                                        38,346,413
          2,219,200 Macromedia, Inc. (NON)                                                              214,568,900
          1,215,000 Micromuse, Inc. (NON)                                                               201,063,516
          6,317,200 Microsoft Corp. (NON)                                                               505,376,000
          7,367,700 Misys PLC (United Kingdom)                                                           62,222,658
          5,650,000 Oracle Corp. (NON)                                                                  474,953,125
          1,630,000 Peregrine Systems, Inc. (NON)                                                        56,540,625
            382,900 Phone.com, Inc. (NON)                                                                24,936,363
          3,960,000 Portal Software, Inc. (NON)                                                         252,945,000
          2,239,600 Rational Software Corp. (NON)                                                       208,142,825
          1,003,400 Siebel Systems, Inc. (NON)                                                          164,118,613
            920,000 Software.com, Inc. (NON)                                                            119,485,000
          7,555,900 VERITAS Software Corp. (NON)                                                        853,934,761
          4,990,000 Vignette Corp. (NON)                                                                259,557,969
            160,210 Vitria Technology, Inc. (NON)                                                         9,792,836
            359,000 webMethods, Inc. (NON)                                                               56,430,313
                                                                                                   ----------------
                                                                                                      4,695,901,425

Telecommunications (11.8%)
-------------------------------------------------------------------------------------------------------------------
          3,225,400 Allegiance Telecom, Inc. (NON)                                                      206,425,600
          4,597,700 American Tower Corp. Class A (NON)                                                  191,666,619
          3,775,000 Covad Communications Group, Inc. (NON)                                               60,871,875
          1,551,800 Crown Castle International Corp. (NON)                                               56,640,700
          1,590,300 Focal Communications Corp. (NON)                                                     57,548,981
          5,027,003 Global Crossing Ltd. (Bermuda)                                                      132,273,016
          5,102,300 Global Telesystems Group, Inc.                                                       61,546,494
            879,700 Intermedia Communications, Inc. (NON)                                                26,171,075
          1,921,700 Level 3 Communication, Inc. (NON)                                                   169,109,600
         21,336,300 McLeodUSA, Inc. Class A (NON)                                                       441,394,706
         20,064,800 Metromedia Fiber Network, Inc. Class A (NON)                                        796,321,750
          1,363,300 MGC Communications, Inc. (NON)                                                       81,712,794
          1,975,000 Network Plus Corp. (NON)                                                             22,959,375
            674,300 Next Level Communications, Inc. (NON)                                                57,821,225
          3,646,600 Nextel Communications, Inc. Class A (NON)                                           223,126,338
         16,536,840 Nextlink Communications, Inc. Class A (NON) (AFF)                                   627,366,348
          2,240,000 NTL, Inc. (NON)                                                                     134,120,000
          1,845,000 Pinnacle Holdings, Inc. (NON)                                                        99,630,000
          6,064,800 Sprint Corp. (NON)                                                                  360,855,600
          1,822,900 Telecorp PCS, Inc. (NON)                                                             73,485,657
          5,588,900 Vodafone AirTouch PLC (United Kingdom)                                              231,590,044
          1,490,000 VoiceStream Wireless Corp. (NON)                                                    173,282,344
          2,536,170 WinStar Communications, Inc. (NON)                                                   85,912,759
                                                                                                   ----------------
                                                                                                      4,371,832,900

Transportation Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,201,100 United Parcel Service, Inc.                                                          70,864,900
                                                                                                   ----------------
                    Total Common Stocks (cost $18,543,929,030)                                     $ 36,203,027,746

SHORT-TERM INVESTMENTS (2.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $75,000,000 Corporate Asset Funding effective yield
                    of 6.56%, July 28, 2000                                                        $     74,631,000
         50,000,000 Corporate Receivables Corp. effective yield
                    of 6.55%, July 12, 2000                                                              49,899,930
        100,000,000 CXC, Inc. effective yield of 6.9%, July 5, 2000                                      99,904,167
         81,980,000 Delaware Funding Corp. effective yield
                    of 6.6%, July 25, 2000                                                               81,619,288
         50,000,000 Diageo Capital PLC effective yield
                    of 6.82%, July 7, 2000 (United Kingdom)                                              49,933,694
         50,000,000 General Electric Capital Corp. effective yield
                    of 6.59%, July 6, 2000                                                               49,954,236
         50,000,000 Goldman Sachs Group effective yield
                    of 6.65%, July 7, 2000                                                               49,944,583
         50,000,000 Merrill Lynch & Co., Inc. effective yield
                    of 6.55%, July 5, 2000                                                               49,963,611
         50,000,000 Morgan Stanley Dean Witter, Discover & Co. effective yield
                    of 6.85%, July 5, 2000                                                               49,952,431
         50,000,000 Morgan Stanley Dean Witter, Discover & Co. effective yield
                    of 6.7%, July 13, 2000                                                               49,888,333
         73,000,000 PNC Funding Corp. effective yield of 6.85%, July 6, 2000                             72,930,549
         78,837,000 Preferred Receivables Funding Corp. effective yield
                    of 6.6%, August 10, 2000                                                             78,244,408
         39,586,000 Thunder Bay Funding, Inc. effective yield of 6.61%, July 11, 2000                    39,513,316
         50,000,000 UBS AG effective yield of 6.74%, July 3, 2000                                        49,981,278
         75,000,000 Windmill Funding Corp. effective yield of 6.22%, July 24, 2000                       74,681,354
         48,709,000 Interest in $729,703,000 joint repurchase agreement dated June 30, 2000 with Morgan (J.P.) & Co. Inc.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $48,735,181 for an
                    effective yield of 6.45%                                                       $     48,709,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $969,751,178)                               $    969,751,178
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $19,513,680,208) (b)                                   $ 37,172,778,924
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $37,056,534,340.

  (b) The aggregate identified cost on a tax basis is $19,557,668,100, resulting in gross unrealized appreciation and depreciation of $18,772,205,693 and $1,157,094,869, respectively, or net unrealized appreciation of $17,615,110,824.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2000.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2000, was $38,346,413 or 0.1% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000
                                      Aggregate Face   Expiration  Unrealized
                        Total Value        Value          Date   Depreciation
-----------------------------------------------------------------------------
S&P 500 Index (Long)   $146,810,000    $149,333,535      Sep-00   $(2,523,535)
-----------------------------------------------------------------------------




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $19,513,680,208) (Note 1)                                  $37,172,778,924
-------------------------------------------------------------------------------------------
Cash                                                                                175,140
-------------------------------------------------------------------------------------------
Foreign currency (cost $375)                                                            357
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         1,968,844
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           55,717,048
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   61,535,556
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                   1,010,000
-------------------------------------------------------------------------------------------
Total assets                                                                 37,293,185,869

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                121,170,068
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       48,249,712
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     39,075,659
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        4,134,516
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       618,073
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         14,919
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                           21,349,443
-------------------------------------------------------------------------------------------
Other accrued expenses                                                            2,039,139
-------------------------------------------------------------------------------------------
Total liabilities                                                               236,651,529
-------------------------------------------------------------------------------------------
Net assets                                                                  $37,056,534,340

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $16,582,775,138
-------------------------------------------------------------------------------------------
Accumulated net realized gains on investments and foreign
currency transactions (Note 1)                                                2,817,184,039
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                            17,656,575,163
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $37,056,534,340

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($21,138,863,039 divided by 218,809,800 shares)                                      $96.61
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $96.61)*                             $102.50
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($12,343,996,374 divided by 135,542,245 shares)**                                    $91.07
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($118,720,459 divided by 1,237,427 shares)**                                         $95.94
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($770,193,814 divided by 8,225,737 shares)                                           $93.63
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $93.63)*                              $97.03
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($2,684,760,654 divided by 27,318,202 shares)                                        $98.28
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended June 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $435,350, including dividend income
of $526,849 from investments in affiliated issuers) (Note 5)                $    39,370,776
-------------------------------------------------------------------------------------------
Interest                                                                         22,503,843
-------------------------------------------------------------------------------------------
Total investment income                                                          61,874,619

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                136,725,887
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   35,669,847
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                   279,891
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     58,556
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            41,436,248
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            90,314,303
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               385,626
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             4,826,211
-------------------------------------------------------------------------------------------
Other                                                                             8,309,477
-------------------------------------------------------------------------------------------
Total expenses                                                                  318,006,046
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (3,960,767)
-------------------------------------------------------------------------------------------
Net expenses                                                                    314,045,279
-------------------------------------------------------------------------------------------
Net investment loss                                                            (252,170,660)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5)
(including net realized loss of $65,216,146 on
sales of investments in affiliated issuers)                                   3,177,977,304
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   2,145,560
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                         172,814
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currency during the year                                         674
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the year        9,974,138,223
-------------------------------------------------------------------------------------------
Net gain on investments                                                      13,154,434,575
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        $12,902,263,915
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended June 30
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $  (252,170,660) $  (155,256,135)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                       3,180,295,678    2,352,943,195
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                        9,974,138,897      997,121,712
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               12,902,263,915    3,194,808,772
--------------------------------------------------------------------------------------------------

Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                         (1,314,506,964)    (332,350,742)
--------------------------------------------------------------------------------------------------
   Class B                                                           (933,682,378)    (257,923,945)
--------------------------------------------------------------------------------------------------
   Class C                                                               (488,124)              --
--------------------------------------------------------------------------------------------------
   Class M                                                            (54,386,506)     (14,531,244)
--------------------------------------------------------------------------------------------------
   Class Y                                                           (125,842,222)     (15,917,465)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   4,859,855,740      114,640,051
--------------------------------------------------------------------------------------------------
Total increase in net assets                                       15,333,213,461    2,688,725,427

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                  21,723,320,879   19,034,595,452
--------------------------------------------------------------------------------------------------
End of the year (including accumulated net investment
loss of $-- and $--, respectively)                                $37,056,534,340  $21,723,320,879
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS  A
----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended June 30
----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $65.61       $57.68       $44.47       $42.99       $29.58
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment loss                     (.54)(c)     (.32)(c)     (.25)        (.20)(c)     (.21)(c)
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    38.84        10.13        14.55         2.00        13.62
----------------------------------------------------------------------------------------------------
Total from
investment operations                  38.30         9.81        14.30         1.80        13.41
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (7.30)       (1.88)       (1.09)        (.26)          --
----------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --         (.06)          --
----------------------------------------------------------------------------------------------------
Total distributions                    (7.30)       (1.88)       (1.09)        (.32)          --
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $96.61       $65.61       $57.68       $44.47       $42.99
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 60.49        17.81        32.75         4.26        45.34
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $21,138,863  $11,817,798  $10,163,386   $7,381,624   $4,752,611
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .86          .93          .98         1.06         1.11
----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.64)        (.56)        (.49)        (.48)        (.54)
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.13        76.54        65.21        66.74        36.61
----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------
Per-share
operating performance                                       Year ended June 30
----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $62.51       $55.42       $43.08       $41.96       $29.09
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment loss                     (.98)(c)     (.66)(c)     (.62)        (.49)(c)     (.48)(c)
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    36.84         9.63        14.05         1.93        13.35
----------------------------------------------------------------------------------------------------
Total from
investment operations                  35.86         8.97        13.43         1.44        12.87
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (7.30)       (1.88)       (1.09)        (.26)          --
----------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --         (.06)          --
----------------------------------------------------------------------------------------------------
Total distributions                    (7.30)       (1.88)       (1.09)        (.32)          --
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $91.07       $62.51       $55.42       $43.08       $41.96
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 59.53        17.01        31.78         3.50        44.24
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $12,343,996   $8,382,292   $7,950,848   $6,359,447   $4,254,962
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.46         1.60         1.73         1.81         1.87
----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.24)       (1.23)       (1.24)       (1.23)       (1.30)
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.13        76.54        65.21        66.74        36.61
----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------
                                   For the period
Per-share                           July 26, 1999+
operating performance                 to June 30
---------------------------------------------------------------------
                                        2000
---------------------------------------------------------------------
Net asset value,
beginning of period                   $65.31
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment loss (c)                (1.13)
---------------------------------------------------------------------
Net realized and unrealized
gain on investments                    39.06
---------------------------------------------------------------------
Total from
investment operations                  37.93
---------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------
From net realized gain
on investments                         (7.30)
---------------------------------------------------------------------
In excess of net
realized gains                            --
---------------------------------------------------------------------
Total distributions                    (7.30)
---------------------------------------------------------------------
Net asset value,
end of period                         $95.94
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Total return at
net asset value (%)(a)                 60.14*
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $118,720
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.50*
---------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.30)*
---------------------------------------------------------------------
Portfolio turnover (%)                 53.13
---------------------------------------------------------------------
    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $64.05       $56.65       $43.91       $42.66       $29.51
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment loss                     (.93)(c)     (.58)(c)     (.49)        (.40)(c)     (.40)(c)
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    37.81         9.86        14.32         1.97        13.55
----------------------------------------------------------------------------------------------------
Total from
investment operations                  36.88         9.28        13.83         1.57        13.15
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (7.30)       (1.88)       (1.09)        (.26)          --
----------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --         (.06)          --
----------------------------------------------------------------------------------------------------
Total distributions                    (7.30)       (1.88)       (1.09)        (.32)          --
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $93.63       $64.05       $56.65       $43.91       $42.66
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 59.71        17.19        32.09         3.75        44.56
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $770,194     $491,209     $444,325     $337,535     $210,404
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.36         1.43         1.48         1.56         1.64
----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.14)       (1.06)        (.99)        (.98)       (1.06)
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.13        76.54        65.21        66.74        36.61
----------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended June 30
------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $66.49       $58.28       $44.82       $43.21       $29.66
------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.34)        (.19)        (.13)        (.09)        (.11)
------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    39.43        10.28        14.68         2.02        13.66
------------------------------------------------------------------------------------------------
Total from
investment operations                  39.09        10.09        14.55         1.93        13.55
------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (7.30)       (1.88)       (1.09)        (.26)          --
------------------------------------------------------------------------------------------------
In excess of net
realized gains                            --           --           --         (.06)          --
------------------------------------------------------------------------------------------------
Total distributions                    (7.30)       (1.88)       (1.09)        (.32)          --
------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $98.28       $66.49       $58.28       $44.82       $43.21
------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 60.88        18.11        33.05         4.54        45.68
------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,684,761   $1,032,022     $476,037     $254,126     $118,640
------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .61          .68          .73          .81          .86
------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.39)        (.32)        (.24)        (.23)        (.29)
------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 53.13        76.54        65.21        66.74        36.61
------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
June 30, 2000

Note 1
Significant accounting policies

Putnam New Opportunities Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing principally in common stocks of companies in sectors of the economy which, in the judgment of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. possess above-average, long-term growth potential.

The fund, which re-opened to new investors on April 28, 2000, offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, pay a lower ongoing distribution fee than class B shares but have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended June 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, and unrealized gains and losses on certain futures contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 2000, the fund reclassified $252,170,660 to decrease distributions in excess of net investment income and $13 to increase paid-in-capital, with an decrease to accumulated net realized gains of $252,170,673. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of the next $5 billion, 0.42% of the next $5 billion, 0.41% of the next $5 billion, 0.40% of the next $5 billion, and 0.39% thereafter.

Effective July 1, 2000 the following annual rates will be in effect after $41.5 billion: 0.39% of the next $5 billion, 0.38% of the next $5 billion and 0.37% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended June 30, 2000, fund expenses were reduced by $3,960,767 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $8,401 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $4,304,875 and $142,260 from the sale of class A and class M shares, respectively, and received $8,209,871 and $25,794 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $44,674 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $17,242,830,990 and $15,472,020,560, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 72,591,101      $6,479,545,574
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               15,450,176       1,255,170,146
---------------------------------------------------------------------------
                                            88,041,277       7,734,715,720

Shares
repurchased                                (49,365,989)     (4,178,555,133
---------------------------------------------------------------------------
Net increase                                38,675,288      $3,556,160,587
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 45,594,076      $2,572,784,440
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,046,651         317,327,118
---------------------------------------------------------------------------
                                            51,640,727       2,890,111,558

Shares
repurchased                                (47,716,775)     (2,689,861,510)
---------------------------------------------------------------------------
Net increase                                 3,923,952        $200,250,048
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,928,179      $1,574,034,629
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,607,897         815,111,339
---------------------------------------------------------------------------
                                            29,536,076       2,389,145,968

Shares
repurchased                                (28,083,935)     (2,351,741,945)
---------------------------------------------------------------------------
Net increase                                 1,452,141      $   37,404,023
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,985,427      $  532,229,736
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,483,603         224,942,388
---------------------------------------------------------------------------
                                            14,469,030         757,172,124

Shares
repurchased                                (23,849,418)     (1,272,000,118)
---------------------------------------------------------------------------
Net decrease                                (9,380,388)     $ (514,827,994)
---------------------------------------------------------------------------

                                               For the period July 26, 1999
                                               (commencement of operations)
                                                           to June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,291,349        $117,360,127
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,221             422,953
---------------------------------------------------------------------------
                                             1,296,570         117,783,080

Shares
repurchased                                    (59,143)         (5,563,414)
---------------------------------------------------------------------------
Net increase                                 1,237,427        $112,219,666
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,159,752        $175,108,567
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  650,665          51,370,000
---------------------------------------------------------------------------
                                             2,810,417         226,478,567

Shares
repurchased                                 (2,253,393)       (178,919,840)
---------------------------------------------------------------------------
Net increase                                   557,024        $ 47,558,727
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,659,416        $ 90,965,413
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  266,448          13,693,360
---------------------------------------------------------------------------
                                             1,925,864         104,658,773

Shares
repurchased                                 (2,100,915)       (116,130,595)
---------------------------------------------------------------------------
Net decrease                                  (175,051)       $(11,471,822)
---------------------------------------------------------------------------

                                                   Year ended June 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,748,825      $1,902,139,962
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,525,241         125,842,222
---------------------------------------------------------------------------
                                            22,274,066       2,027,982,184

Shares
repurchased                                (10,477,817)       (921,469,447)
---------------------------------------------------------------------------
Net increase                                11,796,249      $1,106,512,737
---------------------------------------------------------------------------

                                                   Year ended June 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,843,488        $643,820,161
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  299,803          15,917,465
---------------------------------------------------------------------------
                                            11,143,291         659,737,626

 Shares
repurchased                                 (3,789,291)       (219,047,807)
---------------------------------------------------------------------------
Net increase                                 7,354,000        $440,689,819
---------------------------------------------------------------------------


Note 5
Transactions with Affiliated Companies

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:


                                      Purchase          Sales      Dividend           Market
Affiliates                                cost           cost        Income            Value
---------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.           $ 32,273,975   $  1,565,793      $     --   $  286,103,125
Celestica, Inc.                     33,886,598     78,201,082            --               --
Citadel Communications Corp.        79,546,227      4,114,483            --       89,440,000
Extended Stay America, Inc.                 --     75,838,693            --               --
Intuit, Inc.                         7,651,972             --            --               --
ITT Educational Services, Inc.              --     56,314,761            --               --
J.D. Wetherspoon PLC                     3,689      2,934,056       390,779               --
Medicis Pharmaceutical Corp.
  Class A                                   --     26,221,371            --               --
Micrel, Inc.                         5,854,458             --            --               --
Nextlink Communications, Inc.
  Class A                          214,741,477      1,751,800            --      627,366,368
Pediatrix Medical Group, Inc.               --     32,455,977            --               --
Snyder Communications, Inc.                 --    160,863,124            --               --
Stewart Enterprises, Inc. Class A           --     92,105,612       136,070               --
Sybron International Corp.           6,077,712      2,177,846            --      106,729,739
Transkaryotic Therapies, Inc.        3,970,211             --            --       41,895,000
USWEB                               24,400,705      2,064,659            --               --
Westwood One, Inc.                  31,545,367             --            --               --
Whittman-Hart Inc.                  42,539,463     75,845,003            --               --
---------------------------------------------------------------------------------------------
  Totals                          $482,491,854   $612,454,260      $526,849   $1,151,534,232
---------------------------------------------------------------------------------------------



FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,726,270,690 as capital gain, for its taxable year ended June 30, 2000.

The fund has designated 2.12% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Award for Service nine times in the past ten years and has won the Intermediary Service Award for advisors all three years in which it has been given.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam New Opportunities Fund
Supplement to Annual Report dated 6/30/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/00
                                                          NAV
1 year                                                   60.88%
5 years                                                  285.10
Annual average                                            30.95
Life of fund (since class A inception, 8/31/90)         1344.84
Annual average                                            31.22

Share value:                                              NAV
6/30/99                                                  $66.49
6/30/00                                                  $98.28
----------------------------------------------------------------------------
Distributions:      No.      Income       Capital gains      Total
                     1         --             $7.30          $7.30
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


AN013-63298  852/358/983/526  8/00